Vessels	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Vessels
Vessels

Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2018	4,389,648	82,888	4,472,536
Additions (1)	79,454	4,964	84,418
Write-offs (2)	—	(1,500)	(1,500)
As of December 31, 2018	4,469,102	86,352	4,555,454

Accumulated depreciation and impairment
As of January 1, 2018	(347,703)	(34,739)	(382,442)
Charge for the period	(158,740)	(17,983)	(176,723)
Write-offs (2)	—	1,500	1,500
As of December 31, 2018	(506,443)	(51,222)	(557,665)
Net book value
As of December 31, 2018	$3,962,659	$35,130	$3,997,789

Cost
As of January 1, 2017	$3,126,790	$60,089	$3,186,879
Additions (3)	333,338	12,667	346,005
Vessels acquired in merger with NPTI (4)	1,113,618	17,632	1,131,250
Disposal of vessels (5)	(184,098)	(3,750)	(187,848)
Write-offs (6)	—	(3,750)	(3,750)
As of December 31, 2017	4,389,648	82,888	4,472,536

Accumulated depreciation and impairment
As of January 1, 2017	(246,210)	(27,415)	(273,625)
Charge for the period	(127,369)	(14,049)	(141,418)
Disposal of vessels (5)	25,876	2,975	28,851
Write-offs (6)	—	3,750	3,750
As of December 31, 2017	(347,703)	(34,739)	(382,442)
Net book value
As of December 31, 2017	$4,041,945	$48,149	$4,090,094

(1)
Additions in 2018 primarily relate to (i) the deliveries of STI Esles II and STI Jardins and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(2)	Represents the write-off of the notional drydock costs of STI Fontvieille and STI Ville which were drydocked in 2018.

(3)
Additions in 2017 primarily relate to (i) the deliveries of eight newbuilding vessels and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(4)	Represents the fair value of the vessels acquired in the Merger with NPTI as described in Note 2.

(5)
Represents the net book value of (i) STI Sapphire and STI Emerald, which were sold during the year ended December 31, 2017 and (ii) STI Beryl, STI Le Rocher and STI Larvotto, which were sold and leased back during the year ended December 31, 2017. These transactions are further described below.

(6)	Represents the write-off of the notional drydock costs of STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx which were drydocked in 2017.

2018 Activity
We took delivery of the following newbuilding vessels during the year ended December 31, 2018 resulting in an increase of $81.0 million in Vessels from December 31, 2017:

		Month	Vessel
	Name	Delivered	Type
1	STI Esles II	January 2018	MR
2	STI Jardins	January 2018	MR

Additionally, we incurred drydock costs during the year ended December 31, 2018. These primarily consisted of:

•	STI Fontvieille and STI Ville, which were drydocked in accordance with their scheduled, class required special survey during 2018 for an aggregate cost of $1.9 million and 46 offhire days.

•
STI Duchessa and STI Opera, which were drydocked in accordance with their class required special survey in December 2018 and these vessels completed these surveys in January 2019. $0.7 million of drydock costs relating to these vessels were incurred during the year ended December 31, 2018.

•	$0.9 million of drydock costs incurred for vessels that are expected to enter into drydock in 2019.
Ballast Water Treatment Systems and Scrubbers
In July 2018, we executed an agreement to purchase 55 ballast water treatment systems from an unaffiliated third-party supplier for total consideration of $36.2 million. These systems are expected to be installed over the next five years, as each respective vessel under the agreement is due for its International Oil Pollution Prevention, or IOPP, renewal survey.
Additionally, we expect to retrofit the substantial majority of our vessels with exhaust gas cleaning systems, or scrubbers. The scrubbers will enable our ships to use high sulfur fuel oil, which is less expensive than low sulfur fuel oil, in certain parts of the world. From August 2018 through November 2018, we entered into agreements with two separate suppliers to retrofit a total of 77 of our tankers with such systems for total consideration of $116.1 million (which excludes installation costs). These systems are expected to be installed throughout 2019 and 2020. We also obtained options to retrofit additional tankers under these agreements.
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and ballast water treatment systems as of December 31, 2018 (1):

As of December 31,
Amounts in thousands of US dollars	2018
Less than 1 month	$926
1-3 months	19,481
3 months to 1 year	93,188
1-5 years	18,279
5+ years	—
Total	$131,874

(1)	These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.
2017 Activity
We took delivery of the following newbuilding vessels during the year ended December 31, 2017 resulting in an increase of $346.0 million in Vessels from December 31, 2016:

		Month	Vessel
	Name	Delivered	Type
1	STI Selatar	February 2017	LR2
2	STI Rambla	March 2017	LR2
3	STI Galata	March 2017	MR
4	STI Bosphorus	April 2017	MR
5	STI Leblon	July 2017	MR
6	STI La Boca	July 2017	MR
7	STI San Telmo	September 2017	MR
8	STI Donald C Trauscht	October 2017	MR

Additionally, five of the Company's 2012 built MR product tankers, STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx, were drydocked in accordance with their scheduled, class required special survey during 2017. These vessels were offhire for an aggregate of 102 days and the aggregate drydock cost was $6.4 million.
Vessel Sales
In April 2017, we executed agreements with Bank of Communications Financial Leasing Co., Ltd. (the “Buyers”) to sell and leaseback, on a bareboat basis, three 2013 built MR product tankers, STI Beryl, STI Le Rocher and STI Larvotto. The selling price was $29.0 million per vessel, and we agreed to bareboat charter-in these vessels for a period of up to eight years for $8,800 per day per vessel. Each bareboat agreement has been accounted for as an operating lease. We have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the eighth year of the agreements. Additionally, a deposit of $4.35 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreements. These sales closed in April 2017 and as a result, all amounts outstanding under our 2011 Credit Facility of $42.2 million were repaid and a $14.2 million loss on sales of vessels was recorded during the year ended December 31, 2017.
In April 2017, we executed an agreement with an unrelated third party to sell two 2013 built, MR product tankers, STI Emerald and STI Sapphire, for a sales price of $56.4 million in aggregate. The sale of STI Emerald closed in June 2017, and the sale of STI Sapphire closed in July 2017.  As a result of this transaction, we recorded an aggregate loss on sale of $9.1 million. Additionally, we repaid the aggregate outstanding debt for both vessels of $27.6 million on the BNP Paribas Credit Facility in June 2017 and wrote-off $0.5 million of deferred financing fees as a result of this repayment.
Collateral agreements
Vessels with an aggregate carrying value of $3,997.8 million at December 31, 2018, have been pledged as collateral under the terms of our secured debt or have been sold under the terms of our lease financing arrangements. The below table is a summary of these vessels, along with the respective borrowing or lease financing facility (which are described in Note 13) as of December 31, 2018:

Credit Facility	Vessel Name
$116.0 Million Lease Financing	STI Oxford
$116.0 Million Lease Financing	STI Selatar
$116.0 Million Lease Financing	STI Gramercy
$116.0 Million Lease Financing	STI Queens
$157.5 Million Lease Financing	STI Alexis
$157.5 Million Lease Financing	STI Benicia
$157.5 Million Lease Financing	STI Duchessa
$157.5 Million Lease Financing	STI Mayfair
$157.5 Million Lease Financing	STI San Antonio
$157.5 Million Lease Financing	STI St. Charles
$157.5 Million Lease Financing	STI Yorkville
2017 Credit Facility	STI Galata

2017 Credit Facility	STI Bosphorus
2017 Credit Facility	STI Leblon
2017 Credit Facility	STI La Boca
2017 Credit Facility	STI San Telmo
2017 Credit Facility	STI Donald C Trauscht
2017 Credit Facility	STI Esles II
2017 Credit Facility	STI Jardins
2018 CMB Lease Financing	STI Milwaukee
2018 CMB Lease Financing	STI Battery
2018 CMB Lease Financing	STI Tribeca
2018 CMB Lease Financing	STI Bronx
2018 CMB Lease Financing	STI Manhattan
2018 CMB Lease Financing	STI Seneca
2018 NIBC Credit Facility	STI Memphis
2018 NIBC Credit Facility	STI Soho
ABN AMRO / K-Sure Credit Facility	STI Precision
ABN AMRO / K-Sure Credit Facility	STI Prestige
ABN AMRO / SEB Credit Facility	STI Hammersmith
ABN AMRO / SEB Credit Facility	STI Westminster
ABN AMRO / SEB Credit Facility	STI Winnie
ABN AMRO / SEB Credit Facility	STI Lauren
ABN AMRO / SEB Credit Facility	STI Connaught
ABN AMRO Credit Facility	STI Spiga
ABN AMRO Credit Facility	STI Savile Row
ABN AMRO Credit Facility	STI Kingsway
ABN AMRO Credit Facility	STI Carnaby
AVIC Lease Financing	STI Fontvieille
AVIC Lease Financing	STI Ville
AVIC Lease Financing	STI Brooklyn
AVIC Lease Financing	STI Rose
AVIC Lease Financing	STI Rambla
BCFL Lease Financing (LR2s)	STI Solace
BCFL Lease Financing (LR2s)	STI Solidarity
BCFL Lease Financing (LR2s)	STI Stability
BCFL Lease Financing (MRs)	STI Amber
BCFL Lease Financing (MRs)	STI Topaz
BCFL Lease Financing (MRs)	STI Ruby
BCFL Lease Financing (MRs)	STI Garnet
BCFL Lease Financing (MRs)	STI Onyx
China Huarong Lease Financing	STI Opera
China Huarong Lease Financing	STI Venere
China Huarong Lease Financing	STI Virtus
China Huarong Lease Financing	STI Aqua
China Huarong Lease Financing	STI Dama
China Huarong Lease Financing	STI Regina
Citibank / K-Sure Credit Facility	STI Excellence

Citibank / K-Sure Credit Facility	STI Executive
Citibank / K-Sure Credit Facility	STI Experience
Citibank / K-Sure Credit Facility	STI Express
CMB Lease Financing	STI Pride
CMB Lease Financing	STI Providence
COSCO Shipping Lease Financing	STI Battersea
COSCO Shipping Lease Financing	STI Wembley
COSCO Shipping Lease Financing	STI Texas City
COSCO Shipping Lease Financing	STI Meraux
Credit Agricole Credit Facility	STI Exceed
Credit Agricole Credit Facility	STI Excel
Credit Agricole Credit Facility	STI Excelsior
Credit Agricole Credit Facility	STI Expedite
CSSC Lease Financing	STI Nautilus
CSSC Lease Financing	STI Gallantry
CSSC Lease Financing	STI Goal
CSSC Lease Financing	STI Guard
CSSC Lease Financing	STI Guide
CSSC Lease Financing	STI Gauntlet
CSSC Lease Financing	STI Gladiator
CSSC Lease Financing	STI Gratitude
ING Credit Facility	STI Black Hawk
ING Credit Facility	STI Rotherhithe
ING Credit Facility	STI Pontiac
ING Credit Facility	STI Osceola
ING Credit Facility	STI Notting Hill
ING Credit Facility	STI Jermyn
ING Credit Facility	STI Lombard
ING Credit Facility	STI Grace
KEXIM Credit Facility	STI Acton
KEXIM Credit Facility	STI Brixton
KEXIM Credit Facility	STI Broadway
KEXIM Credit Facility	STI Camden
KEXIM Credit Facility	STI Clapham
KEXIM Credit Facility	STI Comandante
KEXIM Credit Facility	STI Condotti
KEXIM Credit Facility	STI Elysees
KEXIM Credit Facility	STI Finchley
KEXIM Credit Facility	STI Fulham
KEXIM Credit Facility	STI Hackney
KEXIM Credit Facility	STI Madison
KEXIM Credit Facility	STI Orchard
KEXIM Credit Facility	STI Park
KEXIM Credit Facility	STI Pimlico
KEXIM Credit Facility	STI Poplar
KEXIM Credit Facility	STI Sloane

KEXIM Credit Facility	STI Veneto
Ocean Yield Lease Financing	STI Sanctity
Ocean Yield Lease Financing	STI Steadfast
Ocean Yield Lease Financing	STI Supreme
Ocean Yield Lease Financing	STI Symphony
Vessels under construction
We did not enter into any contracts for the construction of newbuilding vessels during the years ended December 31, 2018 and 2017.
As of December 31, 2018, we had no newbuilding product tanker orders. As of December 31, 2017, we had two MR newbuilding product tanker orders for an aggregate purchase price of $75.8 million, of which $52.3 million in cash was paid as of that date, which included the final installment payment of $23.5 million for STI Esles II, which was paid in December 2017 in advance of its delivery in January 2018. Additionally, we made the final installment of $23.5 million for the delivery of STI Jardins in January 2018.
Capitalized interest
In accordance with IAS 23 “Borrowing Costs,” applicable interest costs are capitalized during the period that vessels are under construction. For the years ended December 31, 2018 and 2017, we capitalized interest expense for the vessels under construction of $0.2 million and $4.2 million, respectively. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was 5.7% and 4.7% for each of the years ended December 31, 2018 and 2017, respectively. We cease capitalizing interest when the vessels reach the location and condition necessary to operate in the manner intended by management.

A rollforward of activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2017	$137,917
Installment payments and other capitalized expenses	252,977
Capitalized interest	4,194
Transferred to operating vessels and drydock	(339,712)
Balance as of December 31, 2017	$55,376

Installment payments and other capitalized expenses	25,452
Capitalized interest	157
Transferred to operating vessels and drydock	(80,985)
Balance as of December 31, 2018	$—